Consolidated Statements of Income and Comprehensive (Loss) Income (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Weighted average number of ordinary shares outstanding diluted	26,072,603	22,500,000	22,500,000
Earnings per ordinary share diluted	$ 0.32	$ 0.35	$ 0.38